COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 9 — COMMITMENTS AND CONTINGENCIES

Litigation

On January 23, 2017, the court granted preliminary approval of the settlement pursuant to the terms set forth in the Stipulation of Settlement, provisionally certified a settlement class of shareholders, and directed plaintiffs' counsel to provide notice to that class. The Court held a Settlement Hearing May 8, 2017 to consider any objections to the Settlement that might be raised by settlement class members, to consider plaintiffs’ counsel's application for an award of fees and costs, and to determine whether the Order and Final Judgment as provided under the Stipulation of Settlement should be entered, dismissing the case with prejudice. On May 8, 2017, this Court granted final approval to the settlement of the securities class action brought by Lead Plaintiffs, individually and on behalf of all others similarly situated. On February 9, 2018, the Court authorized distribution of the Net Settlement Fund and approved the proposed modified plan of allocation.

On May 16, 2016, a shareholder derivative complaint entitled LiPoChing, Derivatively and on Behalf of AudioEye, Inc., v. Bradley, et al., was filed in the United States District Court for the District of Arizona. As a derivative complaint, the plaintiff-shareholder purported to act on behalf of the Company against the Named Individuals. The Company was named as a nominal defendant. The complaint asserted causes of action including breach of fiduciary duty and others, arising from the Company’s restatement of its financial results for the first three quarters of 2014. The complaint sought, among other relief, compensatory damages, restitution and attorneys’ fees. In October 2016, the Company and Named Defendants filed a motion to dismiss. In response, the Plaintiff voluntarily dismissed the complaint without prejudice. Plaintiff’s counsel subsequently submitted a demand to the Company’s Board of Directors, to investigate the circumstances surrounding restatement of its financial results for the first three quarters of 2014.
On June 22, 2018, the matter was resolved to the parties’ satisfaction. The resolution of the matter will not have a material adverse effect on our financial position or results of operations.

On
July 26, 2016
, a shareholder derivative complaint entitled Denese M. Hebert, derivatively on Behalf of Nominal Defendant AudioEye, Inc., v. Bradley, et al., was filed in the State of Arizona Superior Court for Pima County. The complaint generally asserted causes of action related to the Company’s restatement of its financial statements for the first three fiscal quarters of
2014
. As a derivative complaint, the plaintiff-shareholder purported to act on behalf of the Company against the Named Individuals. The Company was named as a nominal defendant. The defendants filed a motion to dismiss, which the Court granted on
May 8, 2017
, while also denying Plaintiff’s request for leave to amend the complaint. As in the above matter, after this matter was dismissed Plaintiff’s counsel subsequently submitted a demand to the Company’s Board of Directors, to investigate the circumstances surrounding restatement of its financial results for the first three quarters of
2014
.

On June 22, 2018, the matter was resolved to the parties’ satisfaction. The resolution of the matter will not have a material adverse effect on our financial position or results of operations.

We may become involved in various other routine disputes and allegations incidental to our business operations. While it is not possible to determine the ultimate disposition of these matters, our management believes that the resolution of any such matters, should they arise, is not likely to have a material adverse effect on our financial position or results of operations.

NOTE 9 — COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company’s principal executive offices are located at 5210 E. Williams Circle, Suite 750, Tucson, Arizona 85711, consisting of approximately 2,362 square feet as of December 31, 2017. The Company’s principal executive office is leased for an aggregate amount of $4,724 per month through September 1, 2016, $5,474 through September 30, 2017 and an aggregate amount of $6,224 per month as of December 31, 2017. On December 21, 2017, effective February 1, 2018, the Company amended its existing lease to expand its Arizona office to approximately 4,248 square feet with lease expiry of September 30, 2021. As such, beginning February 1, 2018, the basic rent increases to $9,598 on February 1, 2018, escalating to $10,185 at lease term.

The Company also has offices in Atlanta, previously located at 1855 Piedmont Road, Suite 200, Marietta, Georgia leased for an aggregate of $2,763 per month. Beginning September 1, 2016, we re-located offices located to 3901 Roswell Road, Suite 134, leased for an aggregate of $3,937 per month as of December 31, 2017 and expiring September 30, 2019. On December 29, 2017, effective February 1, 2018, amended its existing lease to expand its Georgia office to approximately 3,831 square feet. As such, beginning February 1, 2018, the basic rent increased by $1,500 on February 1, 2018 through the remainder of lease term.

In 2017, we leased office space in New York on a month to month basis for $300 per month.

Beginning November 1, 2015, we subleased an office from a company controlled by our Executive Chairman in Scottsdale, AZ for $3,502 per month as of December 31, 2017.

Rent expense charged to operations, which differs from rent paid due to rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease. During the years ended December 31, 2017 and 2016, rent expense was $144,030 and $109,340, respectively and as of December 31, 2017 and 2016, net deferred rent payable was $14,450 and $14,657, respectively.

The following is a schedule of future minimum lease payments for all non-cancelable operating leases for each of the next four years ending December 31 and thereafter:

Year ended December 31,
2018	$177,450
2019	168,503
2020	119,629
2021	91,466
Total	$557,048

Employment Contracts

Dr. Carr Bettis
.

Pursuant to an Executive Employment Agreement, Dr. Carr Bettis is employed as our Executive Chairman. The term of the Executive Employment Agreement is one year commencing July 1, 2017, terminable at will by either us or Dr. Bettis and subject to extension upon mutual agreement. He is to receive a base annual salary of $175,000 during the employment period. He is entitled to receive bonuses at the sole discretion of our board of directors or the compensation committee. On December 22, 2015, subject to shareholder approval of the 2016 Incentive Compensation Plan the compensation committee of the board following consideration of the report prepared by Farient Advisors LLC approved a performance option agreement for Dr. Bettis. The number of shares that vest under the performance options are determined based upon the Company’s and Dr. Bettis (as applicable) performance compared to performance goals described below.

The compensation committee following consideration of the report prepared by Farient Advisors LLC established a target number of shares of 80,000 options whereby to each option will vest only upon: (a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Dr. Bettis, as applicable. Subject to the share price condition, 50% of the target award will be earned by Dr. Bettis at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period.

Dr. Bettis shall have the opportunity to achieve full vesting of 100% of the target award and performance increase if there is a shortfall in the first performance period but cumulative performance goals are achieved for the two-year period ending on the measurement date at the end of the second performance period. The number of vested performance options shall be determined for a performance period by reference to the company’s actual achievement against the following performance objectives: (a) targeted cash contract bookings (as to 33.33%); (b) targeted net operating cash flow (as to 33.33%); (c) board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the company’s common stock on each of the 20 trading days before and including the end of a performance period is not less than $5.00 per share (as adjusted for stock splits, combinations, recapitalization and the like). The Company’s board or committee shall in its sole discretion establish goals as to specific matters and amounts with respect to a performance period. The performance options shall have a term of five years from the date of grant and the exercise price shall be determined by using a 10-day average closing price of the company’s common stock over the ten (10) trading days beginning on January 4, 2016, which the committee has determined to be and the board agrees is an amount that is not less than the fair market value of a share of the common stock of the company on such date. Effective December 31, 2017, the vesting terms of these options were modified whereby they became fully vested on December 31, 2017. All other option terms remained the same. The incremental increase in the fair value of the options on the date of modification of $268,300 was determined using the Black-Scholes Option Pricing Model and was recognized immediately as compensation expense.

On December 7, 2016, the Company’s board of directors approved an extension to and modification of the existing employment contract with Dr. Carr Bettis, as well as the grant of certain equity awards to Dr. Bettis under the Company’s 2016 Incentive Compensation Plan. To best preserve the Company’s limited cash resources, the Employment Contract provides generally that Dr. Bettis’s base compensation is paid in the form of Restricted Stock Units (RSUs).

On December 7, 2016, the Company’s board of directors approved an extension to and modification of the existing employment contract with Dr. Carr Bettis, as well as the grant of certain equity awards to Dr. Bettis under the Company’s 2016 Incentive Compensation Plan. To best preserve the Company’s limited cash resources, the Employment Contract provides generally that Dr. Bettis’s base compensation is paid in the form of RSUs.

In its December 7, 2016 action by written consent, the Company’s Board of Directors approved an award of RSU’s to Dr. Bettis in consideration of services Dr. Bettis rendered subsequent to June 30, 2016. The number of Employment Contract RSUs awarded was 24,105, which was determined by dividing $72,917 (the amount of compensation for the period July 1, 2016 through November 30, 2016) by $3.025, representing the 10-day average closing price of the Company’s Common Stock over the 10 trading days beginning November 17, 2016 (the “Award Pricing Methodology”). The Employment Contract RSUs of Dr. Bettis vest upon the satisfaction of both of the following conditions: (i) Dr. Bettis remains in service to the Company continuously through and until June 30, 2017, and (ii) the Company undergoes a change of control during the seven-year term of the award (the “Award Vesting Conditions”).

The Board also approved the grant to Dr. Bettis of a long-term equity component of his compensation in the form of an RSU with a seven-year term representing the right to receive, subject to the terms and upon the conditions of the RSU, 10,000 shares of the Company’s Common Stock, with such number of shares to be reduced by the number of shares, if any, that are awarded to Dr. Bettis in connection with the Performance Option Unit Agreement granted Dr. Bettis in January 2016 under the 2016 Plan. This RSU is also subject to the Award Vesting Conditions.

On August 10, 2017, the Company amended the terms of the 10,000 RSUs previously granted in 2016. The vesting terms were amended from conditional based on a change of control to vesting as of July 1, 2017. The settlement date for such RSUs, as amended, in the earlier of (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control. The change in vesting terms were considered a modification of equity based instrument and accordingly charged the change in estimated fair value of $41,250 to current period operations.

On August 10, 2017, the Company amended 16,092 RSUs previously granted to Dr. Bettis on February 23, 2017 for accrued and unpaid compensation for the period from December 1, 2016 through March 31, 2017 in the amount of $66,379. The RSUs as amended, vest upon the earlier of (i) on July 1, 2017 provided that service is not terminated and (ii) and the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs, as amended, is the earlier of (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control.

On August 10, 2017, the Company amended 10,543 RSUs previously granted Dr. Bettis on June 22, 2017 for accrued and unpaid compensation for the period from April 1, 2017 through June 30, 2017 in the amount of $43,486. The RSUs, as amended, vest upon the earlier of (i) on July 1, 2017 provided that service is not terminated and (ii) and the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs, as amended, is the earlier of (i) July 1, 2024 or (ii) date on which the Company undergoes a change of control during the seven-year term of the award.

On June 22, 2017, the Company granted to Dr. Bettis 26,600 RSUs for services provided as a board member. The RSUs vest upon the earlier of (i) on July 1, 2018 provided that service is not terminated and (ii) and the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs is (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control during the seven-year term of the award.

Todd Bankofier
. Pursuant to an Executive Employment Agreement dated as of February 13, 2018, effective December 31, 2017, Mr. Bankofier continued to be employed as our Chief Executive Officer. The term of the Executive Employment Agreement is two years commencing December 1, 2017 and subject to extension upon mutual agreement. He is to receive a base annual salary of $250,000. Mr. Bankofier is also entitled to equity awards under our incentive compensation plan. In connection with entry into the Executive Employment Agreement, we and Mr. Bankofier terminated the existing employment agreement, dated November 10, 2015, between us and Mr. Bradley effective as of December 1, 2017.

On December 22, 2015, subject to shareholder approval of the 2016 Incentive Compensation Plan, the compensation committee following consideration of the report prepared by Farient Advisors LLC of the board approved a performance option agreement for Mr. Bankofier. The number of shares that vest under the performance options are determined based upon the Company’s and Mr. Bankofier (as applicable) performance compared to performance goals described below.

The compensation committee following consideration of the report prepared by Farient Advisors LLC established a target number of shares of 80,000 options whereby to each option will vest only upon: (a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Mr. Bankofier, as applicable. Subject to the share price condition, 50% of the target award will be earned by Mr. Bankofier at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period. Mr. Bankofier shall have the opportunity to achieve full vesting of 100% of the target award and performance increase if there is a shortfall in the first performance period but cumulative performance goals are achieved for the two-year period ending on the measurement date at the end of the second performance period. The number of vested performance options shall be determined for a performance period by reference to the company’s actual achievement against the following performance objectives: (a) targeted cash contract bookings (as to 33.33%); (b) targeted net operating cash flow (as to 33.33%); (c) board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the company’s common stock on each of the 20 trading days before and including the end of a performance period is not less than $0.20 per share (as adjusted for stock splits, combinations, recapitalization and the like). The Company’s board or committee shall in its sole discretion establish goals as to specific matters and amounts with respect to a performance period.

The performance options shall have a term of five years from the date of grant and the exercise price shall be determined by using a 10-day average closing price of the company’s common stock over the ten (10) trading days beginning on January 4, 2016, which the committee has determined to be and the Board agrees is an amount that is not less than the fair market value of a share of the common stock of the company on such date. Effective December 31, 2017, the vesting terms of these options were modified whereby they became fully vested on December 31, 2017. All other option terms remained the same. The incremental increase in the fair value of the options on the date of modification of $268,300 was determined using the Black-Scholes Option Pricing Model and was recognized immediately as compensation expense.

On December 7, 2016, the Company’s board of directors approved an increase to the base salary of Todd Bankofier, the Company’s Chief Executive Officer. Mr. Bankofier’s base annual salary was increased to $175,000. Mr. Bankofier also received a restricted stock unit award under the 2016 Plan (the “Bankofier RSUs”). The Bankofier RSUs have a seven-year term and represent the right to receive, subject to the terms and upon the conditions of the RSU award, 10,000 shares of the Company’s common stock, with such number of units to be reduced by the number of shares, if any, that are awarded to Mr. Bankofier in connection with the Performance Option Unit Agreement granted Mr. Bankofier in January 2016 under the 2016 Plan. The Bankofier RSUs vest under the Award Vesting Conditions.

On August 10, 2017, the Company amended the terms of the 10,000 RSUs previously granted in 2016. The vesting terms were amended from conditional based on a change of control to vesting as of July 1, 2017. The settlement date for such RSUs, as amended, in the earlier of (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control.

Sean Bradley
. Pursuant to an Executive Employment Agreement dated as of February 13, 2018, effective December 31, 2017, Sean Bradley continued to be employed as our Chief Technology Officer. The term of the Executive Employment Agreement is two years commencing December 1, 2017, subject to extension upon mutual agreement. He is to receive a base annual salary of $200,000 during the employment period. He is entitled to receive bonuses at the sole discretion of our board of directors or the compensation committee. Mr. Bradley is also entitled to equity awards under the AudioEye, Inc. 2012 Incentive Compensation Plan, the AudioEye, Inc. 2013 Incentive Compensation Plan and the AudioEye, Inc. 2014 Incentive Compensation Plan. In connection with entry into the Executive Employment Agreement, we and Mr. Bradley terminated the existing employment agreement, dated August 7, 2013, between us and Mr. Bradley effective as of December 1, 2017.

Pursuant to a Performance Share Unit Agreement, Mr. Bradley was granted an award of an aggregate of 8,000 PSUs at target value of established goals. 37.5% of these awards are tied to targeted revenue goals of approximately $1.7 million, $8.0 million and $
22
million over the years ended March 31, 2014, March 31, 2015 and March 31, 2016, respectively. 37.5% of these awards are tied to a project plan deliverable schedule and related project budget, and 25% are tied to discretionary goals. The award will pay above or below the target number of shares based on performance. In order to receive any shares, the threshold value of goals is 75% of the target, which will payout at 4,000 shares. The maximum share payout is 12,000 shares if 125% of performance targets are met. We use interpolation to determine share payouts if the performance metric values achieved are between the threshold, target and maximum goal levels. Pursuant to the first-year goals, in 2014 Mr. Sean Bradley was granted 3,750 shares. In the third quarter of 2015 management determined that was highly improbably that any of the 2015 or 2016 performance period targets would be met.

Effective April 24, 2015, our board of directors appointed Sean Bradley to serve as President of our company as well as continuing as Chief Technology Officer and Secretary. Effective May 1, 2015, Mr. Bradley agreed to reduce his annual base salary to $150,000. Effective October 1, 2015 the board and Mr. Bradley agreed that in lieu of cash Mr. Bradley would receive up to $6,250 per quarter in compensation in the form of market value of options or warrants. On December 22, 2015, subject to shareholder approval of the 2016 Incentive Compensation Plan the compensation committee of the board approved a performance option agreement for Mr. Bradley. The number of shares that vest under the performance options are determined based upon the company’s and Mr. Bradley’s (as applicable) performance compared to performance goals described below.

The compensation committee following consideration of the report prepared by Farient Advisors LLC established a target number of shares of 60,000 options whereby to each option will vest only upon: (a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Mr. Bradley, as applicable. Subject to the share price condition, 50% of the target award will be earned by Mr. Bradley at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period. Mr. Bradley shall have the opportunity to achieve full vesting of 100% of the target award and performance increase if there is a shortfall in the first performance period but cumulative performance goals are achieved for the two-year period ending on the measurement date at the end of the second performance period. The number of vested performance options shall be determined for a performance period by reference to the company’s actual achievement against the following performance objectives: (a) targeted cash contract bookings (as to 33.33%); (b) targeted net operating cash flow (as to 33.33%); (c) board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the company’s common stock on each of the 20 trading days before and including the end of a performance period is not less than $0.20 per share (as adjusted for stock splits, combinations, recapitalization and the like). The company’s board or committee shall in its sole discretion establish goals as to specific matters and amounts with respect to a performance period. The performance options shall have a term of five years from the date of grant and the exercise price shall be determined by using a 10-day average closing price of the company’s common stock over the ten (10) trading days beginning on January 4, 2016, which the committee has determined to be and the Board agrees is an amount that is not less than the fair market value of a share of the common stock of the company on such date. Effective December 31, 2017, the vesting terms of these options were modified whereby they became fully vested on December 31, 2017. All other option terms remained the same. The incremental increase in the fair value of the options on the date of modification of $201,225 was determined using the Black-Scholes Option Pricing Model and was recognized immediately as compensation expense.

The board following consideration of the report prepared by Farient Advisors LLC also approved the grant to Mr. Bradley of a long-term equity component of his compensation in the form of an RSU with a seven-year term representing the right to receive, subject to the terms and upon the conditions of the RSU, 6,000 shares of the Company’s common stock. This RSU is also subject to the Award Vesting Conditions.

On August 10, 2017, the Company amended the terms of the 6,000 RSUs previously granted in 2016. The vesting terms were amended from conditional based on a change of control to vesting as of July 1, 2017. The settlement date for such RSUs, as amended, in the earlier of (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control.

Litigation

In April 2015, two shareholder class action lawsuits were filed against the Company and former officers Nathaniel Bradley and Edward O’Donnell in the U.S. District Court for the District of Arizona. The plaintiffs alleged various causes of action against the defendants arising from our announcement that our previously issued financial results for the first three quarters of 2014 and the guidance for the fourth quarter of 2014 and the full year of 2014 could no longer be relied upon. The complaints sought among other relief, compensatory damages and plaintiff’s counsel’s fees and experts’ fees. The Court appointed a lead plaintiff and lead counsel and consolidated the actions. A consolidated amended complaint was filed under the caption

In re AudioEye, Inc. Sec. Litigation.

The Company and individual defendants filed a motion to dismiss.

On July 25, 2016, in connection with a voluntary mediation, the parties reached an agreement in principle to settle the consolidated actions. The terms of the agreement include a settlement payment to the class of $1,525,000 from the Company’s insurer, with no admission of liability by any party. In 2015, the Company paid a deductible under its D&O insurance policy in the amount of $100,000 regarding this matter. On May 8, 2017, the Court approved the settlement in all respects, and dismissed the case with prejudice.

On January 23, 2017, the court granted preliminary approval of the settlement pursuant to the terms set forth in the Stipulation of Settlement, provisionally certified a settlement class of shareholders, and directed plaintiffs' counsel to provide notice to that class. The Court held a Settlement Hearing May 8, 2017 to consider any objections to the Settlement that might be raised by settlement class members, to consider plaintiffs’ counsel's application for an award of fees and costs, and to determine whether the Order and Final Judgment as provided under the Stipulation of Settlement should be entered, dismissing the case with prejudice. On May 8, 2017, this Court granted final approval to the settlement of the securities class action brought by Lead Plaintiffs, individually and on behalf of all others similarly situated. On February 9, 2018, the Court authorized distribution of the Net Settlement Fund and approved the proposed modified plan of allocation.

On May 16, 2016, a shareholder derivative complaint entitled LiPoChing, Derivatively and on Behalf of AudioEye, Inc., v. Bradley, et al., was filed in the United States District Court for the District of Arizona. As a derivative complaint, the plaintiff-shareholder purported to act on behalf of the Company against the Named Individuals. The Company was named as a nominal defendant. The complaint asserted causes of action including breach of fiduciary duty and others, arising from the Company’s restatement of its financial results for the first three quarters of 2014. The complaint sought, among other relief, compensatory damages, restitution and attorneys’ fees. In October 2016, the Company and Named Defendants filed a motion to dismiss. In response, the Plaintiff voluntarily dismissed the complaint without prejudice. Plaintiff’s counsel subsequently submitted a demand to the Company’s board of directors, to investigate the circumstances surrounding restatement of its financial results for the first three quarters of 2014. On June 22, 2018, the matter was resolved to the parties’ satisfaction. The resolution of the matter will not have a material adverse effect on our financial position or results of operations.

On July 26, 2016, a shareholder derivative complaint entitled Denese M. Hebert, derivatively on Behalf of Nominal Defendant AudioEye, Inc., v. Bradley, et al., was filed in the State of Arizona Superior Court for Pima County. The complaint generally asserted causes of action related to the Company’s restatement of its financial statements for the first three fiscal quarters of 2014. As a derivative complaint, the plaintiff-shareholder purported to act on behalf of the Company against the Named Individuals. The Company was named as a nominal defendant. The defendants filed a motion to dismiss, which the Court granted on May 8, 2017, while also denying Plaintiff’s request for leave to amend the complaint. As in the above matter, after this matter was dismissed Plaintiff’s counsel subsequently submitted a demand to the Company’s board of directors, to investigate the circumstances surrounding restatement of its financial results for the first three quarters of 2014. On June 22, 2018, the matter was resolved to the parties’ satisfaction. The resolution of the matter will not have a material adverse effect on our financial position or results of operations.

We may become involved in various other routine disputes and allegations incidental to our business operations. While it is not possible to determine the ultimate disposition of these matters, our management believes that the resolution of any such matters, should they arise, is not likely to have a material adverse effect on our financial position or results of operations.